Note 5 - Fair Value Measurements - Schedule of EBP Investment Fair Values (Details) - EBP 42-1039071 002 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Mutual funds	$ 79,043,339	$ 67,398,834
Mutual Fund [Member]
Mutual funds	74,942,125	63,682,720
Common Collective Trust [Member]
Mutual funds	1,989,677	2,339,405
EBP, Employer, Common Stock [Member]
Mutual funds	2,101,230	1,371,741
Money Market Funds [Member]
Mutual funds	10,307	4,968
EBP, Employer, Common Stock Fund [Member]
Mutual funds	2,111,537	1,376,709
Fair Value, Inputs, Level 1 [Member]
Mutual funds	77,043,355	65,054,461
Fair Value, Inputs, Level 1 [Member] | Mutual Fund [Member]
Mutual funds	74,942,125	63,682,720
Fair Value, Inputs, Level 1 [Member] | Common Collective Trust [Member]
Mutual funds	0	0
Fair Value, Inputs, Level 1 [Member] | EBP, Employer, Common Stock [Member]
Mutual funds	2,101,230	1,371,741
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Mutual funds	0	0
Fair Value, Inputs, Level 1 [Member] | EBP, Employer, Common Stock Fund [Member]
Mutual funds	2,101,230	1,371,741
Fair Value, Inputs, Level 2 [Member]
Mutual funds	1,999,984	2,344,373
Fair Value, Inputs, Level 2 [Member] | Mutual Fund [Member]
Mutual funds	0	0
Fair Value, Inputs, Level 2 [Member] | Common Collective Trust [Member]
Mutual funds	1,989,677	2,339,405
Fair Value, Inputs, Level 2 [Member] | EBP, Employer, Common Stock [Member]
Mutual funds	0	0
Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member]
Mutual funds	10,307	4,968
Fair Value, Inputs, Level 2 [Member] | EBP, Employer, Common Stock Fund [Member]
Mutual funds	10,307	4,968
Fair Value, Inputs, Level 3 [Member]
Mutual funds	0	0
Fair Value, Inputs, Level 3 [Member] | Mutual Fund [Member]
Mutual funds	0	0
Fair Value, Inputs, Level 3 [Member] | Common Collective Trust [Member]
Mutual funds	0	0
Fair Value, Inputs, Level 3 [Member] | EBP, Employer, Common Stock [Member]
Mutual funds	0	0
Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member]
Mutual funds	0	0
Fair Value, Inputs, Level 3 [Member] | EBP, Employer, Common Stock Fund [Member]
Mutual funds	$ 0	$ 0